Equity - Schedule of Stock Option Program (Details)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Statement Line Items [Line Items]
Number of options issued | shares	727,750
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Number of options issued | shares	1,021,485	1,496,985	1,252,000
2015 Share Option Program [Member] | Tranche 1 [Member]
Statement Line Items [Line Items]
Number of options issued | shares	425,000
Date of issue	Apr. 18, 2016
Exercise price	€ 2.49
Adjusted exercise price March 2018	€ 2.25
End of vesting period	Apr. 18, 2020
End of exercise window	Apr. 18, 2022
Fair value per option	€ 1.00
Share price volatility	50.59%
Dividend yield	0.00%
Share price yield	2.31%
Risk-free interest rate	5.92%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 2 [Member]
Statement Line Items [Line Items]
Number of options issued | shares	130,500
Date of issue	Jan. 12, 2016
Exercise price	€ 3.28
Adjusted exercise price March 2018	€ 3.04
End of vesting period	Jan. 12, 2020
End of exercise window	Jan. 12, 2022
Fair value per option	€ 1.30
Share price volatility	49.00%
Dividend yield	0.00%
Share price yield	7.00%
Risk-free interest rate	13.26%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 3 [Member]
Statement Line Items [Line Items]
Number of options issued | shares	329,000
Date of issue	Apr. 28, 2017
Exercise price	€ 4.02
Adjusted exercise price March 2018	€ 3.78
End of vesting period	Apr. 28, 2021
End of exercise window	Apr. 28, 2023
Fair value per option	€ 1.56
Share price volatility	47.00%
Dividend yield	0.00%
Share price yield	7.50%
Risk-free interest rate	13.94%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 4 [Member]
Statement Line Items [Line Items]
Number of options issued | shares	300,500
Date of issue	Nov. 28, 2017
Exercise price	€ 3.33
Adjusted exercise price March 2018	€ 3.09
End of vesting period	Nov. 28, 2021
End of exercise window	Nov. 28, 2023
Fair value per option	€ 1.48
Share price volatility	46.00%
Dividend yield	0.00%
Share price yield	7.60%
Risk-free interest rate	14.05%
Fluctuation rate	12.00%
2015 Share Option Program [Member] | Tranche 5 [Member]
Statement Line Items [Line Items]
Number of options issued | shares	180,000
Date of issue	Jul. 05, 2018
Exercise price	€ 5.73
Adjusted exercise price March 2018
End of vesting period	Jul. 05, 2022
End of exercise window	Jul. 05, 2024
Fair value per option	€ 2.35
Share price volatility	47.00%
Dividend yield	0.00%
Share price yield	7.60%
Risk-free interest rate	14.03%
Fluctuation rate	9.00%
2015 Share Option Program [Member] | Tranche 6 [Member]
Statement Line Items [Line Items]
Number of options issued | shares	333,485
Date of issue	May 14, 2019
Exercise price	€ 6.708
Adjusted exercise price March 2018
End of vesting period	May 14, 2023
End of exercise window	May 14, 2025
Fair value per option	€ 2.55
Share price volatility	47.30%
Dividend yield	0.00%
Share price yield	7.60%
Risk-free interest rate	13.35%
Fluctuation rate	9.00%